ACCOUNTS RECEIVABLE (Tables)	3 Months Ended
Mar. 27, 2015
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Balance at December 26, 2014	Charged to Expense	Deductions(1)	Balance at March 27, 2015
$4,190	$290	$(179)	$4,301
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(1)	Accounts receivable previously charged to expense, written-off as uncollectible, net of recoveries.